Turnover and Segment Information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Turnover	£ 29,324	£ 24,696	£ 24,354
Sub Total [Member]
Disclosure of products and services [line items]
Turnover	8,960	7,293	6,969
Commercial Operations [Member]
Disclosure of products and services [line items]
Turnover	29,324	24,696	24,232
Commercial Operations [Member] | HIV [member]
Disclosure of products and services [line items]
Turnover	5,749	4,777	4,876
Commercial Operations [Member] | Oncology [Member]
Disclosure of products and services [line items]
Turnover	602	489	372
Commercial Operations [Member] | Immuno-inflammation, respiratory and other [member]
Disclosure of products and services [line items]
Turnover	2,609	2,027	1,721
Commercial Operations [Member] | Pandemic [Member]
Disclosure of products and services [line items]
Turnover	2,309	958	0
Commercial Operations [Member] | Specialty Medicines [member]
Disclosure of products and services [line items]
Turnover	11,269	8,251	6,969
Commercial Operations [Member] | Meningitis [member]
Disclosure of products and services [line items]
Turnover	1,116	961	1,029
Commercial Operations [Member] | Influenza [member]
Disclosure of products and services [line items]
Turnover	714	679	733
Commercial Operations [Member] | Shingles [member]
Disclosure of products and services [line items]
Turnover	2,958	1,721	1,989
Commercial Operations [Member] | Established vaccines [member]
Disclosure of products and services [line items]
Turnover	3,085	2,970	3,231
Commercial Operations [Member] | Pandemic Vaccines [member]
Disclosure of products and services [line items]
Turnover	64	447	0
Commercial Operations [Member] | Vaccines [member]
Disclosure of products and services [line items]
Turnover	7,937	6,778	6,982
Commercial Operations [Member] | Sub Total [Member]
Disclosure of products and services [line items]
Turnover	7,873	6,331	6,982
Commercial Operations [Member] | Respiratory [member]
Disclosure of products and services [line items]
Turnover	6,548	6,048	6,006
Commercial Operations [Member] | Other General Medicines [member]
Disclosure of products and services [line items]
Turnover	3,570	3,619	4,275
Commercial Operations [Member] | General Medicines [member]
Disclosure of products and services [line items]
Turnover	10,118	9,667	10,281
Consumer Healthcare [member]
Disclosure of products and services [line items]
Turnover	£ 0	£ 0	£ 122